UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER: 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2004

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2004

ITEM 1.    REPORTS TO STOCKHOLDERS.


                                                                OCTOBER 31, 2004

[GRAPHIC OMITTED]         THE TS&W PORTFOLIOS
                             ANNUAL REPORT

                    THE ADVISORS' INNER CIRCLE FUND

o    TS&W EQUITY PORTFOLIO
o    TS&W FIXED INCOME PORTFOLIO
o    TS&W INTERNATIONAL EQUITY PORTFOLIO

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS
                                                             OCTOBER 31, 2004

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholder Letter ........................................................    1

Statements of Net Assets
   Equity Portfolio .......................................................    9
   Fixed Income Portfolio .................................................   14
   International Equity Portfolio .........................................   21

Statements of Operations ..................................................   26

Statements of Changes in Net Assets
   Equity Portfolio .......................................................   27
   Fixed Income Portfolio .................................................   28
   International Equity Portfolio .........................................   29

Financial Highlights
   Equity Portfolio .......................................................   30
   Fixed Income Portfolio .................................................   31
   International Equity Portfolio .........................................   32

Notes to Financial Statements .............................................   33

Report of Independent Registered Public Accounting Firm ...................   42

Trustees and Officers of The Advisors' Inner Circle Fund ..................   44

Disclosure of Portfolio Expenses ..........................................   52

Notice to Shareholders ....................................................   54

--------------------------------------------------------------------------------

The Portfolios files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Portfolio's Forms N-Q are available on the Commission's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Advisers' Inner Circle Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-4TSW-FUN; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

November 26, 2004

Dear Shareholders:

We are pleased to provide you with our annual report for the period ended October 31, 2004 on the Advisors' Inner Circle Portfolios managed by Thompson, Siegel & Walmsley, Inc. (TS&W).

On October 31, 2004 the Equity Portfolio's total net assets were $47,135,394, the Fixed Income Portfolio's total net assets were $29,864,331 and the International Equity Portfolio's total net assets were $58,429,669.

Participants in these Portfolios include the TS&W retirement plan, TS&W investment advisory clients, and others seeking investment management direction from TS&W. We encourage our clients to pursue a balanced investment approach, and where appropriate utilize a combination of these Portfolios to achieve their specific investment objectives.

The Portfolios are managed by the TS&W team of investment professionals utilizing the value investment philosophy which has been in place at our firm for over three decades. We pursue a conservative approach that emphasizes relative values in the selection of securities. We stress quality securities and a diversified approach in structuring portfolios.

Our decision making process focuses on independent; fundamental analysis of economic sectors, industries, and companies; and an analysis of absolute and relative values in the market. Our long-term goal is to achieve above-average results at below-average levels of risk over a complete economic or market cycle.

TS&W EQUITY PORTFOLIO

The TS&W Equity Portfolio gained 14.60% after all fees and expenses in the fiscal year ended October 31, 2004, while the broad market for large cap stocks, as measured by the S&P 500 Index, rose 9.42%. Over the past six months the Equity Portfolio gained 6.76%, while the Index was up 2.96%.

The primary drivers of stock market performance, earnings, interest rates, valuation and investor sentiment, aligned in a positive direction over the last twelve months, producing a healthy environment for stocks. Corporate profits exceeded investor expectations, while medium- and long-term interest rates remained near 2003's low water mark even as the Federal Reserve began to push short-term rates higher. The TS&W Equity Portfolio enjoyed strong performance from holdings in the Energy sector, which was the market's best performing group over the past year, and from our significant exposure to the cyclical Industrial and Materials stocks. Utility stocks also made a strong contribution to our results, as investors showed a renewed interest in dividend income--a trend that may be in the early stages of development.

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

Strong profit growth and healthy dividend increases across our entire portfolio were the keys to good results over the past year, but financial market trends are likely to change in the year ahead. In particular, as the economic cycle matures the rate of corporate profit growth should decelerate due to cost pressures from rising energy and raw materials prices and a tighter labor market. While we anticipate an environment that continues to favor stocks, the market's advance is likely to be less uniform than over the past year. We strongly believe that investment approaches that passively mimic the construction of market indices will produce lackluster results in this environment. Instead, a disciplined approach to valuation and careful attention to fundamental investment trends will be important discriminators of success. Creative, independent thinking and thorough research should turn up ideas that we believe will produce above average performance. Thompson, Siegel & Walmsley's value investment philosophy and experienced investment team are well-suited to this environment, and we are optimistic about the year ahead.

TS&W FIXED INCOME PORTFOLIO

The TS&W Fixed Income Portfolio has returned 4.77% in the fiscal year ended October 31, 2004. The Portfolio returned 3.57% over the last six months. Our benchmark, the Lehman Brothers Aggregate Index, is up 5.54% and 4.24% over the same periods.

All sectors performed well within the fixed income markets in the latest quarter. Despite the Federal Reserve raising short-term interest rates three times since June 30, long term yields fell during the period. The benchmark 10-year Treasury yield fell from 4.45% to 4.07% during the quarter ending October 31, 2004. Long term securities outperformed their short term counterparts as the yield curve flattened significantly. Many fixed income investors were caught off guard as weak employment numbers drove long-term yields significantly lower. Headline inflation numbers appeared high, but core inflation (i.e. food and energy) continued to be subdued contributing to the trend of lower yields in the long end of the yield curve. Sentiment remains overwhelmingly bearish on bonds and may prove the toughest technical obstacle to overcome in order for yields to move sharply higher. Investors and the Fed alike will be focused on employment growth and inflation in the months ahead to determine the stability of this economic recovery and the direction of interest rates.

The TS&W Fixed Income Portfolio is structured with an average duration slightly shorter than the Lehman Aggregate benchmark. We expect income to be the driver of returns going forward and, as a result, we continue to overweight both corporate bonds and mortgage-backed securities. The Portfolio recently added a small allocation to high yield bonds taking advantage of improved balance sheet fundamentals.

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

TS&W INTERNATIONAL EQUITY PORTFOLIO

For the fiscal year ending October 31, 2004, the TS&W International Equity Portfolio returned 11.21%. The Morgan Stanley Capital International EAFE Index ("EAFE"), our benchmark index, rose 18.84% for that period. For the six-month period ended October 31st, EAFE increased 5.74% while the Portfolio rose 3.87%. A decline in the foreign exchange value of the US dollar accounted for nearly half of EAFE's gain for the fiscal year.

There were several undercurrents to the past fiscal year. The war in Iraq, the US presidential election campaign, a sagging dollar, surging oil prices, and concerns over high profile terrorists attacks (real in Spain, or imagined as with the Olympics) dampened market sentiment. On the positive side, a very strong Chinese economy at the onset of the year helped propel the market higher.

Japan was a strong performer at the beginning of the year, largely based on Chinese demand, before sagging at mid year when the Chinese authorities tried to brake their economy. The other large equity markets, the UK, France, Switzerland and Germany, also had modest single digit returns for the year. Their strong currencies, relative to the dollar, flattened otherwise meager returns.

Sectors that paid high dividends, or generated high cash flows, such as Utilities and Telecommunications, out-performed defensive sectors like Consumer Staples and Health Care. Despite the high price of oil, Energy was a surprisingly pedestrian performer for the year.

Valuations overseas are at unusually attractive levels relative to those in the US, and to their own histories. This is true of dividend yields, and prices relative to cash flow and earnings. While geopolitical worries are ever present, we feel that market prices reflect these concerns. We remain confident that the TS&W International Portfolio will provide our clients with good long-term investment returns.

Respectfully submitted,

/s/Horace P. Whitworth

Horace P. Whitworth, CFA, CPA
Senior Vice President

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

                TS&W EQUITY TOP TEN HOLDINGS AT OCTOBER 31, 2004
                        (AS A PERCENTAGE OF NET ASSETS)

 1. ChevronTexaco (3.69%)
 2. General Electric (3.59%)
 3. BP ADR (3.47%)
 4. Norfolk Southern (3.31%)
 5. PNC Financial Services Group (3.03%)
 6. First Data (2.92%)
 7. Metlife (2.90%)
 8. Andarko Petroleum (2.86%)
 9. Abbott Laboratories (2.80%)
10. Nestle ADR (2.67%)

         TS&W INTERNATIONAL EQUITY TOP TEN HOLDINGS AT OCTOBER 31, 2004
                        (AS A PERCENTAGE OF NET ASSETS)

 1. iShares MSCI Japan Index Fund (3.16%)
 2. Vodafone Group (2.37%)
 3. ENI (2.00%)
 4. Tesco (1.99%)
 5. HSBC Holdings (HKD) (1.96%)
 6. CNOOC ADR (1.95%)
 7. adidas-Salomon (1.93%)
 8. Hannover Rueckversichrung (1.91%)
 9. Repsol YPF ADR (1.91%)
10. BP ADR (1.90%)

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

                     DEFINITION OF THE COMPARATIVE INDICES

LEHMAN BROTHERS AGGREGATE BOND INDEX is a fixed-income market value-weighted index that combines the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. It includes fixed-rate issues of investment grade (BBB) or higher, with maturities of at least one year and outstanding par value of at least $150 million. The Lehman Brothers Aggregate Bond Index replaces the Lehman Brothers Government/Credit Index as the Portfolio's primary benchmark because in the view of the adviser, the new index better approximates the types of securities owned by the fund.

LEHMAN BROTHERS GOVERNMENT/CREDIT INDEX is an unmanaged fixed income market value-weighted index that combines the Government and Credit Bond Indices, including U.S. government treasury securities, corporate and yankee bonds.

MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX is an unmanaged index comprised of over 1,000 securities listed on the stock exchanges of countries in Europe, Australia and the Far East.

S&P 500 COMPOSITE INDEX is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

THE ADVISORS' INNER CIRCLE FUND                            TS&W EQUITY PORTFOLIO

--------------------------------------------------------------------------------

Growth of a $10,000 Investment

   AVERAGE ANNUAL TOTAL RETURN
FOR PERIOD ENDED OCTOBER 31, 2004
---------------------------------
   1 Year   5 Years   10 Years
   ------   -------   --------
   14.60%    0.76%      8.60%

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

Periods Ended on October 31st   TS&W EQUITY PORTFOLIO   S&P 500 COMPOSITE INDEX
-----------------------------   ---------------------   -----------------------
           Oct 94                      $10,000                  $10,000
           Oct 95                       11,432                   12,644
           Oct 96                       13,884                   15,691
           Oct 97                       17,537                   20,730
           Oct 98                       19,156                   25,288
           Oct 99                       21,960                   31,780
           Oct 00                       22,362                   33,715
           Oct 01                       20,396                   25,320
           Oct 02                       16,382                   21,494
           Oct 03                       19,903                   25,965
           Oct 04                       22,809                   28,411

  THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN
    AND VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. THE PORTFOLIO'S PERFORMANCE
  ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A PORTFOLIO'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS,
    THE PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST
                         DIRECTLY IN AN UNMANAGED INDEX.

   THERE ARE NO ASSURANCES THAT THE PORTFOLIO WILL MEET ITS STATED OBJECTIVES.

  THE PORTFOLIO'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL
     SECURITIES.

           RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO
                                     SHARES.

                SEE DEFINITION OF COMPARATIVE INDICIES ON PAGE 5.

THE ADVISORS' INNER CIRCLE FUND                                TS&W FIXED INCOME
                                                               PORTFOLIO

--------------------------------------------------------------------------------

Growth of a $10,000 Investment

---------------------------------
   AVERAGE ANNUAL TOTAL RETURN
FOR PERIOD ENDED OCTOBER 31, 2004
---------------------------------
   1 Year   5 Years   10 Years
   ------   -------   --------
    4.77%    6.52%      6.75%

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                TS&W FIXED INCOME      LEHMAN BROTHERS     LEHMAN BROTHERS GOVERNMENT/
Periods Ended on October 31st       PORTFOLIO       AGGREGATE BOND INDEX           CREDIT INDEX
-----------------------------   -----------------   --------------------   ---------------------------
            Oct 94                   $10,000              $10,000                    $10,000
            Oct 95                    11,473               11,565                     11,616
            Oct 96                    11,978               12,239                     12,242
            Oct 97                    12,984               13,331                     13,321
            Oct 98                    14,258               14,573                     14,689
            Oct 99                    14,014               14,651                     14,592
            Oct 00                    14,893               15,720                     15,629
            Oct 01                    16,860               18,009                     18,024
            Oct 02                    17,646               19,070                     19,011
            Oct 03                    18,341               20,006                     20,186
            Oct 04                    19,216               21,114                     21,315

  THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN
    AND VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. THE PORTFOLIO'S PERFORMANCE
  ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A PORTFOLIO'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS,
    THE PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST
                         DIRECTLY IN AN UNMANAGED INDEX.

   THERE ARE NO ASSURANCES THAT THE PORTFOLIO WILL MEET ITS STATED OBJECTIVES.

  THE PORTFOLIO'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS
          ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS
                          TO BUY INDIVIDUAL SECURITIES.

  RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD
      PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

                SEE DEFINITION OF COMPARATIVE INDICIES ON PAGE 5.

THE ADVISORS' INNER CIRCLE FUND                               TS&W INTERNATIONAL
                                                                EQUITY PORTFOLIO

--------------------------------------------------------------------------------

Growth of a $10,000 Investment

---------------------------------
   AVERAGE ANNUAL TOTAL RETURN
FOR PERIOD ENDED OCTOBER 31, 2004
---------------------------------
   1 YEAR   5 YEARS   10 YEARS
   ------   -------   --------
   11.21%   -1.70%      3.88%

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                TS&W INTERNATIONAL    MORGAN STANLEY CAPITAL
Periods Ended on October 31st    EQUITY PORTFOLIO    INTERNATIONAL EAFE INDEX
-----------------------------   ------------------   ------------------------
           Oct 94                     10,000                  10,000
           Oct 95                      9,889                   9,964
           Oct 96                     10,750                  11,008
           Oct 97                     11,604                  11,518
           Oct 98                     11,914                  12,628
           Oct 99                     15,937                  15,537
           Oct 00                     17,078                  15,086
           Oct 01                     11,987                  11,325
           Oct 02                     10,455                   9,829
           Oct 03                     13,150                  12,486
           Oct 04                     14,625                  14,838

  THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN
    AND VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. THE PORTFOLIO'S PERFORMANCE
  ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A PORTFOLIO'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS,
    THE PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST
                         DIRECTLY IN AN UNMANAGED INDEX.

   THERE ARE NO ASSURANCES THAT THE PORTFOLIO WILL MEET ITS STATED OBJECTIVES.

  THE PORTFOLIO'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS
          ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS
                          TO BUY INDIVIDUAL SECURITIES.

  RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD
      PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

                SEE DEFINITION OF COMPARATIVE INDICIES ON PAGE 5.

THE ADVISORS' INNER CIRCLE FUND                            TS&W EQUITY PORTFOLIO
                                                           OCTOBER 31, 2004

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
COMMON STOCK -- 96.7%

                                                             SHARES      VALUE
                                                             ------   ----------
ADVERTISING -- 1.7%
   Omnicom Group .........................................   10,150   $  800,835
                                                                      ----------
APPAREL/TEXTILES -- 1.5%
   VF ....................................................   13,450      724,013
                                                                      ----------
BANKS -- 8.4%
   Bank of America .......................................   16,700      747,993
   National City .........................................   20,000      779,400
   PNC Financial Services Group ..........................   27,350    1,430,405
   Wells Fargo ...........................................   16,500      985,380
                                                                      ----------
                                                                       3,943,178
                                                                      ----------
BASIC INDUSTRIES -- 1.6%
   Republic Services .....................................   25,000      770,000
                                                                      ----------
CHEMICALS -- 4.3%
   Air Products & Chemicals ..............................   16,600      882,788
   Praxair ...............................................   27,450    1,158,390
                                                                      ----------
                                                                       2,041,178
                                                                      ----------
COMPUTERS & SERVICES -- 7.5%
   First Data ............................................   33,300    1,374,624
   Hewlett-Packard .......................................   51,130      954,086
   Microsoft .............................................   43,100    1,206,369
                                                                      ----------
                                                                       3,535,079
                                                                      ----------
DRUGS -- 2.4%
   Pfizer ................................................   39,200    1,134,840
                                                                      ----------
FINANCIAL SERVICES -- 3.4%
   Citigroup .............................................   23,466    1,041,186
   Merrill Lynch .........................................   10,825      583,901
                                                                      ----------
                                                                       1,625,087
                                                                      ----------
FOOD, BEVERAGE & TOBACCO -- 2.7%
   Nestle ADR ............................................   21,350    1,258,352
                                                                      ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            TS&W EQUITY PORTFOLIO
                                                           OCTOBER 31, 2004

--------------------------------------------------------------------------------

COMMON STOCK -- CONTINUED

                                                             SHARES      VALUE
                                                             ------   ----------
GAS/NATURAL GAS -- 3.9%
   KeySpan ...............................................   30,600   $1,222,470
   Sempra Energy .........................................   18,500      620,490
                                                                      ----------
                                                                       1,842,960
                                                                      ----------
INSURANCE -- 8.7%
   Allstate ..............................................   20,900    1,005,081
   Chubb .................................................    9,550      688,841
   Metlife ...............................................   35,600    1,365,260
   St. Paul Travelers ....................................   30,212    1,026,000
                                                                      ----------
                                                                       4,085,182
                                                                      ----------
MANUFACTURING -- 3.6%
   General Electric ......................................   49,650    1,694,058
                                                                      ----------
MEDICAL PRODUCTS & SERVICES -- 3.9%
   Becton Dickinson ......................................   19,300    1,013,250
   Laboratory Corp of America Holdings* ..................   18,000      824,400
                                                                      ----------
                                                                       1,837,650
                                                                      ----------
METALS & MINING -- 1.5%
   Rio Tinto ADR .........................................    6,700      712,210
                                                                      ----------
PAPER & PAPER PRODUCTS -- 3.6%
   Kimberly-Clark ........................................   18,950    1,130,746
   Sappi ADR .............................................   38,400      556,416
                                                                      ----------
                                                                       1,687,162
                                                                      ----------
PETROLEUM & FUEL PRODUCTS -- 11.0%
   Anadarko Petroleum ....................................   20,000    1,349,000
   BP ADR ................................................   28,050    1,633,913
   ChevronTexaco .........................................   32,768    1,738,670
   Patterson-UTI Energy ..................................   24,700      474,981
                                                                      ----------
                                                                       5,196,564
                                                                      ----------
PHARMACEUTICALS -- 2.8%
   Abbott Laboratories ...................................   30,950    1,319,399
                                                                      ----------
PRINTING & PUBLISHING -- 2.3%
   Gannett ...............................................   12,800    1,061,760
                                                                      ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            TS&W EQUITY PORTFOLIO
                                                           OCTOBER 31, 2004

--------------------------------------------------------------------------------

COMMON STOCK -- CONTINUED

                                                            SHARES      VALUE
                                                            ------   ----------
RETAIL -- 8.2%
   CVS ..................................................   28,550   $ 1,240,783
   Darden Restaurants ...................................   45,900     1,124,550
   Home Depot ...........................................   17,400       714,792
   Target ...............................................   15,300       765,306
                                                                     -----------
                                                                       3,845,431
                                                                     -----------
STEEL & STEEL WORKS -- 2.3%
   Nucor ................................................   26,100     1,102,203
                                                                     -----------
TELEPHONES & TELECOMMUNICATIONS -- 4.5%
   SBC Communications ...................................   45,000     1,136,700
   Verizon Communications ...............................   25,250       987,275
                                                                     -----------
                                                                       2,123,975
                                                                     -----------
TOYS & GAMES -- 1.5%
   Mattel ...............................................   39,600       693,396
                                                                     -----------
TRANSPORTATION SERVICES -- 5.4%
   Burlington Northern Santa Fe .........................   23,300       974,173
   Norfolk Southern .....................................   45,900     1,558,305
                                                                     -----------
                                                                       2,532,478
                                                                     -----------
TOTAL COMMON STOCK
   (Cost $37,964,349) ...................................             45,566,990
                                                                     -----------
REPURCHASE AGREEMENT -- 3.6%

                                                            FACE
                                                           AMOUNT       VALUE
                                                         ----------   ----------
Morgan Stanley
   1.500%, dated 10/29/04, to be repurchased
   on 11/01/04, repurchase price $1,711,426
   (collateralized by U.S. Treasury Obligations,
   par value $1,320,321, 3.875%, 01/15/09,
   with a total market value $1,745,570)
   (Cost $1,711,216) .................................   $1,711,216    1,711,216
                                                                      ----------
TOTAL INVESTMENTS -- 100.3%
   (Cost $39,675,565) ................................                47,278,206
                                                                      ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            TS&W EQUITY PORTFOLIO
                                                           OCTOBER 31, 2004

--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES -- (0.3)%

                                                                       VALUE
                                                                    -----------
   Payable for Investment Securities Purchased ..................   $  (353,093)
   Investment Advisory Fees Payable .............................       (29,477)
   Administration Fees Payable ..................................       (10,114)
   Trustees' Fees Payable .......................................        (2,012)
   Other Assets and Liabilities, Net ............................       251,884
                                                                    -----------
   TOTAL OTHER ASSETS AND LIABILITIES ...........................      (142,812)
                                                                    -----------
   NET ASSETS -- 100.0% .........................................   $47,135,394
                                                                    ===========
NET ASSETS CONSIST OF:
   Paid in Capital ..............................................   $42,722,411
   Undistributed net investment income ..........................        25,966
   Accumulated net realized loss on investments .................    (3,215,624)
   Net unrealized appreciation on investments ...................     7,602,641
                                                                    -----------
   NET ASSETS ...................................................   $47,135,394
                                                                    ===========
   INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of beneficial interest
      (unlimited authorization -- no par value) .................     3,986,761
   NET ASSET VALUE, Offering and Redemption
      Price Per Share -- Institutional Class ....................        $11.82
                                                                         ======

   * NON-INCOME PRODUCING SECURITY

ADR AMERICAN DEPOSITARY RECEIPT

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            TS&W EQUITY PORTFOLIO
                                                           OCTOBER 31, 2004

--------------------------------------------------------------------------------

At October 31, 2004 sector diversification of the Portfolio was as follows (unaudited):

                                                          % OF
SECTOR DIVERSIFICATION                                 NET ASSETS      VALUE
----------------------                                 ----------   -----------
COMMON STOCK
Petroleum & Fuel Products ..........................      11.0%     $ 5,196,564
Insurance ..........................................       8.7        4,085,182
Banks ..............................................       8.4        3,943,178
Retail .............................................       8.2        3,845,431
Computers & Services ...............................       7.5        3,535,079
Transportation Services ............................       5.4        2,532,478
Telephones & Telecommunications ....................       4.5        2,123,975
Chemicals ..........................................       4.3        2,041,178
Gas/Natural Gas ....................................       3.9        1,842,960
Medical Products & Services ........................       3.9        1,837,650
Manufacturing ......................................       3.6        1,694,058
Paper & Paper Products .............................       3.6        1,687,162
Financial Services .................................       3.4        1,625,087
Pharmaceuticals ....................................       2.8        1,319,399
Food, Beverage & Tobacco ...........................       2.7        1,258,352
Drugs ..............................................       2.4        1,134,840
Steel & Steel Works ................................       2.3        1,102,203
Printing & Publishing ..............................       2.3        1,061,760
Advertising ........................................       1.7          800,835
Basic Industries ...................................       1.6          770,000
Apparel/Textiles ...................................       1.5          724,013
Metals & Mining ....................................       1.5          712,210
Toys & Games .......................................       1.5          693,396
                                                         -----      -----------
TOTAL COMMON STOCK .................................      96.7       45,566,990
REPURCHASE AGREEMENT ...............................       3.6        1,711,216
                                                         -----      -----------
TOTAL INVESTMENTS ..................................     100.3       47,278,206
TOTAL OTHER ASSETS AND LIABILITIES .................      (0.3)        (142,812)
                                                         -----      -----------
NET ASSETS .........................................     100.0%     $47,135,394
                                                         =====      ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      TS&W FIXED INCOME PORTFOLIO
                                                     OCTOBER 31, 2004

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
CORPORATE OBLIGATIONS -- 44.1%

                                                               FACE
                                                              AMOUNT      VALUE
                                                             --------   --------
AUTOMOTIVE -- 1.6%
   General Motors
      8.250%, 07/15/23 ...................................   $450,000   $468,764
                                                                        --------
COMMERCIAL BANKS -- 3.3%
   BB&T
      5.250%, 11/01/19 ...................................    520,000    520,473
   Wachovia
      6.605%, 10/01/25 ...................................    403,000    450,353
                                                                        --------
                                                                         970,826
                                                                        --------
COMPUTERS & SERVICES -- 1.9%
   Hewlett-Packard
      7.150%, 06/15/05 ...................................    435,000    447,526
   International Business Machines
      5.875%, 11/29/32 ...................................    100,000    105,032
                                                                        --------
                                                                         552,558
                                                                        --------
ELECTRICAL SERVICES -- 2.1%
   General Electric Capital, Ser A, MTN
      6.750%, 03/15/32 ...................................    530,000    618,097
                                                                        --------
FINANCIAL SERVICES -- 17.9%
   Allstate
      3.500%, 07/30/07 ...................................    100,000    100,570
   American General Finance
      3.875%, 10/01/09 ...................................    180,000    178,613
   CIT Group
      7.250%, 08/15/05 ...................................    325,000    336,698
   Countrywide Home Loan, Ser L, MTN
      2.875%, 02/15/07 ...................................    475,000    470,178
   Credit Suisse First Boston
      6.125%, 11/15/11 ...................................    600,000    658,300
   Deluxe
      3.500%, 10/01/07 ...................................    265,000    262,757
   Dow Jones
      7.750%, 12/29/09 ...................................    750,000    771,562

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                TS&W FIXED INCOME
                                                               PORTFOLIO
                                                               OCTOBER 31, 2004

--------------------------------------------------------------------------------

CORPORATE OBLIGATIONS -- CONTINUED

                                                             FACE
                                                            AMOUNT       VALUE
                                                           --------   ----------
FINANCIAL SERVICES -- CONTINUED
   International Lease Finance
      4.500%, 05/01/08 .................................   $260,000   $  266,404
   Metlife
      5.000%, 11/24/13 .................................    600,000      604,359
   Morgan Stanley
      4.750%, 04/01/14 .................................    310,000      303,686
   National Rural Utilities
      6.000%, 05/15/06 .................................    415,000      434,702
   SLM, Ser A, MTN
      5.000%, 10/01/13 .................................    525,000      533,016
   Washington Mutual
      4.375%, 01/15/08 .................................    425,000      436,097
                                                                      ----------
                                                                       5,356,942
                                                                      ----------
FOOD, BEVERAGE & TOBACCO -- 0.6%
   Anheuser-Busch
      5.950%, 01/15/33 .................................    180,000      193,143
                                                                      ----------

MISCELLANEOUS BUSINESS SERVICES -- 3.4%
   EOP Operating
      6.763%, 06/15/07 .................................    536,000      578,210
   Liberty Property Trust
      5.650%, 08/15/14 .................................    420,000      433,345
                                                                      ----------
                                                                       1,011,555
                                                                      ----------

PAPER & FOREST PRODUCTS -- 0.3%
   Boise Cascade
      7.125%, 10/15/14 .................................    100,000      104,381
                                                                      ----------

PETROLEUM & FUEL PRODUCTS -- 3.0%
   Anadarko Finance, Ser B
      7.500%, 05/01/31 .................................    400,000      497,178
   Conoco
      6.950%, 04/15/29 .................................    335,000      391,950
                                                                      ----------
                                                                         889,128
                                                                      ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                TS&W FIXED INCOME
                                                               PORTFOLIO
                                                               OCTOBER 31, 2004

--------------------------------------------------------------------------------

CORPORATE OBLIGATIONS -- CONTINUED

                                                            FACE
                                                           AMOUNT       VALUE
                                                          --------   -----------
RETAIL -- 1.2%
   Target
      4.000%, 06/15/13 ..............................   $  375,000   $   362,822
                                                                     -----------

SECURITIES BROKERAGE/DEALERS -- 0.9%
   Goldman Sachs
      5.250%, 04/01/13 ..............................      265,000       272,480
                                                                     -----------

STEEL & STEEL WORKS -- 0.4%
   AK Steel
      7.875%, 02/15/09 ..............................      125,000       126,875
                                                                     -----------

TELEPHONES & TELECOMMUNICATIONS -- 6.1%
   Comcast
      5.300%, 01/15/14 ..............................      375,000       382,382
   SBC Communications
      5.750%, 05/02/06 ..............................      690,000       720,118
   Verizon New England
      6.500%, 09/15/11 ..............................      650,000       722,816
                                                                     -----------
                                                                       1,825,316
                                                                     -----------

TRANSPORTATION -- 1.4%
   CSX
      8.100%, 09/15/22 ..............................      335,000       414,397
                                                                     -----------

   TOTAL CORPORATE OBLIGATIONS
      (Cost $12,935,967) ............................                 13,167,284
                                                                     -----------

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 33.3%

   Federal Home Loan Mortgage Corporation Gold
      6.500%, 03/01/32 ..............................      452,577      477,768
      6.500%, 12/01/32 ..............................      611,321      643,350
      6.000%, 12/01/32 ..............................      182,692      189,410
      6.000%, 07/01/33 ..............................      547,891      568,040
      6.000%, 11/01/33 ..............................    1,188,523    1,232,021
   Federal National Mortgage Association
      6.000%, 02/01/14 ..............................      402,597      423,281
      6.000%, 09/01/17 ..............................      368,825      387,283
      5.500%, 07/01/18 ..............................      270,620      280,680

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                TS&W FIXED INCOME
                                                               PORTFOLIO
                                                               OCTOBER 31, 2004

--------------------------------------------------------------------------------

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- CONTINUED

                                                                            FACE
                                                                           AMOUNT        VALUE
                                                                         ----------   ----------
   Federal National Mortgage Association -- continued
      5.500%, 11/01/18 ...............................................   $  564,471   $  584,153
      5.500%, 04/01/33 ...............................................      810,661      827,126
      5.500%, 09/01/33 ...............................................    1,483,762    1,513,709
      5.000%, 09/01/18 ...............................................      805,894      823,581
      5.000%, 06/01/33 ...............................................      290,376      290,141
      5.000%, 07/01/33 ...............................................      818,231      817,568
      5.000%, 04/01/34 ...............................................      386,385      385,446
   Government National Mortgage Association
      6.000%, 11/15/31 ...............................................      489,740      510,705
                                                                                      ----------

   TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
      (Cost $9,851,820)...............................................                 9,954,262
                                                                                      ----------

OTHER MORTGAGE-BACKED OBLIGATIONS -- 10.2%

   Chase Manhattan Auto Owner Trust, Ser 2003-C, Cl A3
      2.260%, 11/15/07 ...............................................      450,000      448,045
   Commercial Mortgage Pass-Through Certificate, Ser 2004-LB4A, Cl A2
      4.049%, 10/15/37 ...............................................      565,000      567,811
   Credit Suisse First Boston Mortgage Securities, Ser 2001-CK1, Cl A2
      6.250%, 12/16/35 ...............................................      425,000      459,116
   LB-UBS Commercial Mortgage Trust , Ser 2004-C2, Cl A2
      3.246%, 03/15/29 ...............................................      325,000      319,087
   Morgan Stanley Capital I, Ser 2004-HQ3, Cl A2
      4.050%, 01/13/41 ...............................................      400,000      401,402
   Residential Asset Securitization Trust, Ser 2003-A6, Cl A1
      4.500%, 07/25/33 ...............................................      437,998      438,580
   Saxon Asset Securities Trust, Ser 2003-3, Cl AF2
      2.820%, 12/25/33 ...............................................      400,000      399,409
                                                                                      ----------
   TOTAL OTHER MORTGAGE-BACKED OBLIGATIONS
      (Cost $3,038,514) ..............................................                 3,033,450
                                                                                      ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                TS&W FIXED INCOME
                                                               PORTFOLIO
                                                               OCTOBER 31, 2004

--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 5.3%

                                                            FACE
                                                           AMOUNT       VALUE
                                                          --------   -----------
   Federal Home Loan Bank
      3.165%, 07/27/07 ................................   $450,000   $   450,308
   Federal Home Loan Mortgage Corporation Gold
      2.250%, 12/15/05 ................................    475,000       472,200
   Federal National Mortgage Association
      5.500%, 02/15/06 ................................    350,000       363,072
      3.250%, 06/28/06 ................................    300,000       300,527
                                                                     -----------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (Cost $1,586,723) ...............................                1,586,107
                                                                     -----------

U.S.TREASURY OBLIGATIONS -- 4.2%
   United States Treasury Bond
      5.375%, 02/15/31 ................................    410,000       445,315
   United States Treasury Notes
      4.625%, 05/15/06 ................................    315,000       325,594
      3.500%, 11/15/06 ................................    470,000       478,647
                                                                     -----------
   TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $1,229,473) ...............................                1,249,556
                                                                     -----------

REPURCHASE AGREEMENT -- 2.6%
   Morgan Stanley
      1.500%, dated 10/29/04, to be repurchased on
      11/01/04, repurchase price $787,107
      (collateralized by U.S. Treasury Bond, par value
      $607,232, 3.875%, 01/15/09, with a total market
      value $802,810)
      (Cost $787,010) .................................    787,010       787,010
                                                                     -----------
   TOTAL INVESTMENTS -- 99.7%
      (Cost $29,429,507) ..............................               29,777,669
                                                                     -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                TS&W FIXED INCOME
                                                               PORTFOLIO
                                                               OCTOBER 31, 2004

--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES -- 0.3%

                                                                       VALUE
                                                                    -----------
   Payable for Investment Securities Purchased ..................   $  (567,811)
   Payable for Capital Shares Redeemed ..........................        (2,638)
   Investment Advisory Fees Payable .............................       (11,327)
   Administration Fees Payable ..................................        (6,479)
   Income Distribution Payable ..................................        (2,461)
   Trustees' Fees Payable .......................................        (1,298)
   Other Assets and Liabilities, Net ............................       678,676
                                                                    -----------
   TOTAL OTHER ASSETS AND LIABILITIES ...........................        86,662
                                                                    -----------
   NET ASSETS -- 100.0% .........................................   $29,864,331
                                                                    ===========

NET ASSETS CONSIST OF:
   Paid in Capital ..............................................   $29,077,273
   Undistributed net investment income ..........................           743
   Accumulated net realized gain on investments .................       438,153
   Net unrealized appreciation on investments ...................       348,162
                                                                    -----------
   NET ASSETS ...................................................   $29,864,331
                                                                    ===========
   INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of beneficial interest
      (unlimited authorization -- no par value) .................     2,866,623
   NET ASSET VALUE, Offering and Redemption
      Price Per Share -- Institutional Class ....................        $10.42
                                                                         ======

 CL CLASS
MTN MEDIUM TERM NOTE
SER SERIES

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                TS&W FIXED INCOME
                                                               PORTFOLIO
                                                               OCTOBER 31, 2004

--------------------------------------------------------------------------------

At October 31, 2004 the diversification of the Portfolio was as follows (unaudited):

                                                           % OF
PORTFOLIO DIVERSIFICATION                               NET ASSETS      VALUE
-------------------------                               ----------   -----------
CORPORATE OBLIGATIONS
Financial Services ..................................      17.9%     $ 5,356,942
Telephones & Telecommunications .....................       6.1        1,825,316
Miscellaneous Business Services .....................       3.4        1,011,555
Commercial Banks ....................................       3.3          970,826
Petroleum & Fuel Products ...........................       3.0          889,128
Electrical Services .................................       2.1          618,097
Computers & Services ................................       1.9          552,558
Automotive ..........................................       1.6          468,764
Transportation ......................................       1.4          414,397
Retail ..............................................       1.2          362,822
Securities Brokerage/Dealers ........................       0.9          272,480
Food, Beverage & Tobacco ............................       0.6          193,143
Steel & Steel Works .................................       0.4          126,875
Paper & Forest Products .............................       0.3          104,381
                                                          -----      -----------
TOTAL CORPORATE OBLIGATIONS .........................      44.1       13,167,284
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS .........      33.3        9,954,262
OTHER MORTGAGE-BACKED OBLIGATIONS ...................      10.2        3,033,450
U.S. GOVERNMENT AGENCY OBLIGATIONS ..................       5.3        1,586,107
U.S. TREASURY OBLIGATIONS ...........................       4.2        1,249,556
REPURCHASE AGREEMENT ................................       2.6          787,010
                                                          -----      -----------
TOTAL INVESTMENTS ...................................      99.7       29,777,669
TOTAL OTHER ASSETS AND LIABILITIES ..................       0.3           86,662
                                                          -----      -----------
NET ASSETS ..........................................     100.0%     $29,864,331
                                                          =====      ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               TS&W INTERNATIONAL
                                                              EQUITY PORTFOLIO
                                                              OCTOBER 31, 2004

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
FOREIGN COMMON STOCK -- 94.6%
                                                            SHARES       VALUE
                                                          ---------   ----------
AUSTRALIA -- 1.7%
   Brambles Industries ................................     184,000   $  974,441
                                                                      ----------
FINLAND -- 2.4%
   Huhtamaki ..........................................      50,600      688,713
   Nokia ADR* .........................................      46,600      718,572
                                                                      ----------
                                                                       1,407,285
                                                                      ----------
FRANCE -- 6.4%
   AXA ................................................      44,800      961,385
   BNP Paribas ........................................      14,400      977,239
   Total ..............................................       4,500      933,048
   Valeo ..............................................      23,303      858,152
                                                                      ----------
                                                                       3,729,824
                                                                      ----------
GERMANY -- 11.3%
   adidas-Salomon .....................................       8,100    1,128,554
   Deutsche Bank* .....................................       9,100      689,793
   E.ON ADR ...........................................      12,400    1,011,220
   Hannover Rueckversicherung* ........................      34,300    1,114,343
   Linde* .............................................      16,100      969,728
   Schering* ..........................................      11,100      711,494
   T-Online International* ............................      83,100      955,594
                                                                      ----------
                                                                       6,580,726
                                                                      ----------
HONG KONG -- 6.0%
   China Mobile Hong Kong .............................     210,000      609,759
   CNOOC ADR* .........................................      22,000    1,139,600
   Denway Motors ......................................   2,528,000      852,584
   Li & Fung ..........................................     624,300      922,405
                                                                      ----------
                                                                       3,524,348
                                                                      ----------
ITALY -- 5.1%
   ENI ................................................      51,600    1,168,352
   Merloni Elettrodomestici ...........................      50,500      767,008
   Telecom Italia (savings)* ..........................     413,337    1,025,281
                                                                      ----------
                                                                       2,960,641
                                                                      ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               TS&W INTERNATIONAL
                                                              EQUITY PORTFOLIO
                                                              OCTOBER 31, 2004

--------------------------------------------------------------------------------

FOREIGN COMMON STOCK -- CONTINUED
                                                             SHARES      VALUE
                                                            -------   ----------
JAPAN -- 14.8%
   Daikin Industries ....................................    36,000   $  874,659
   East Japan Railway ...................................       210    1,101,516
   Nomura Holdings ......................................    68,000      832,470
   NTT DoCoMo ...........................................       490      862,887
   Ricoh ................................................    47,000      876,354
   Rohm .................................................     9,000      922,121
   Sony .................................................    19,200      667,181
   Suzuki Motor .........................................    54,700      965,324
   Toppan Printing ......................................    66,000      636,444
   Toray Industries .....................................   197,000      918,307
                                                                      ----------
                                                                       8,657,263
                                                                      ----------
NETHERLANDS -- 3.2%
   ING Groep ............................................    36,856      972,815
   Koninklijke Philips Electronics* .....................    39,400      929,703
                                                                      ----------
                                                                       1,902,518
                                                                      ----------
SOUTH AFRICA -- 1.5%
   Sappi ................................................    63,600      908,940
                                                                      ----------
SOUTH KOREA -- 1.5%
   Samsung Electronics ..................................     2,244      880,963
                                                                      ----------
SPAIN -- 5.0%
   BSCH .................................................    96,500    1,074,087
   Endesa* ..............................................    35,100      710,364
   Repsol YPF ADR* ......................................    51,400    1,113,838
                                                                      ----------
                                                                       2,898,289
                                                                      ----------
SWEDEN -- 6.8%
   Assa Abloy, Cl B* ....................................    72,021      969,474
   Nordea Bank* .........................................   115,000      990,243
   Telefonaktiebolaget LM Ericsson ADR* .................    37,100    1,072,561
   Volvo ................................................    25,800      973,872
                                                                      ----------
                                                                       4,006,150
                                                                      ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               TS&W INTERNATIONAL
                                                              EQUITY PORTFOLIO
                                                              OCTOBER 31, 2004

--------------------------------------------------------------------------------

FOREIGN COMMON STOCK -- CONTINUED
                                                            SHARES      VALUE
                                                           -------   -----------
SWITZERLAND -- 6.5%
   Credit Suisse Group* ................................    28,600   $   974,797
   Nestle ..............................................     4,050       954,815
   Novartis* ...........................................    19,700       936,260
   Roche Holding* ......................................     8,900       906,705
                                                                     -----------
                                                                       3,772,577
                                                                     -----------
UNITED KINGDOM -- 22.4%
   Anglo American ......................................    39,500       864,168
   Aviva ...............................................    93,747       936,161
   Barclays ............................................    94,100       917,272
   BP ADR ..............................................    19,100     1,112,575
   Gallaher Group ......................................    59,100       744,487
   Geest ...............................................    68,911       691,936
   GlaxoSmithKline .....................................    43,192       907,744
   HSBC Holdings (HKD) .................................    70,715     1,144,755
   Lastminute.com* .....................................   269,000       549,571
   Rio Tinto ...........................................    35,600       928,874
   Scottish & Southern Energy ..........................    67,300     1,029,054
   Smith & Nephew ......................................   104,000       881,336
   Tesco ...............................................   220,678     1,160,480
   Vodafone Group ......................................   475,805     1,216,186
                                                                     -----------
                                                                      13,084,599
                                                                     -----------
   TOTAL FOREIGN COMMON STOCK
      (Cost $48,744,890) ...............................              55,288,564
                                                                     -----------
REGISTERED INVESTMENT COMPANY -- 3.2%
   iShares MSCI Japan Index Fund*
      (Cost $1,689,863) ................................   186,200     1,848,966
                                                                     -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               TS&W INTERNATIONAL
                                                              EQUITY PORTFOLIO
                                                              OCTOBER 31, 2004

--------------------------------------------------------------------------------

REPURCHASE AGREEMENT -- 2.4%

                                                          FACE
                                                         AMOUNT         VALUE
                                                      -----------   -----------
   Morgan Stanley
      1.500%, dated 10/29/04, to be repurchased
      on 11/01/04, repurchase price $1,382,222
      (collateralized by U.S. Treasury Bond,
      par value $1,066,349, 3.875%, 01/15/09,
      with a total market value $1,409,798)
      (Cost $1,382,052) ...........................    $1,382,052   $ 1,382,052
                                                                    -----------
   TOTAL INVESTMENTS -- 100.2%
      (Cost $51,816,805) ..........................                  58,519,582
                                                                    -----------
OTHER ASSETS AND LIABILITIES -- (0.2)%
   Payable for Capital Shares Redeemed ............                    (129,965)
   Investment Advisory Fees Payable ...............                     (49,476)
   Administration Fees Payable ....................                     (12,735)
   Trustees' Fees Payable .........................                      (2,499)
   Other Assets and Liabilities, Net ..............                     104,762
                                                                    -----------
   TOTAL OTHER ASSETS AND LIABILITIES .............                     (89,913)
                                                                    -----------
   NET ASSETS -- 100.0% ...........................                 $58,429,669
                                                                    ===========
NET ASSETS CONSIST OF:
   Paid in Capital ................................                 $56,237,685
   Undistributed net investment income ............                     380,405
   Accumulated net realized loss on investments....                  (4,899,856)
   Net unrealized appreciation on investments .....                   6,702,777
   Net unrealized appreciation on forward foreign
      currency contracts, foreign currencies and
      translation of other assets and liabilities
      denominated in foreign currencies ...........                       8,658
                                                                    -----------
   NET ASSETS .....................................                 $58,429,669
                                                                    ===========
   INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of beneficial interest
      (unlimited authorization -- no par value) ...                   4,536,538
   NET ASSET VALUE, Offering and Redemption
      Price Per Share -- Institutional Class ......                      $12.88
                                                                         ======

  *  NON-INCOME PRODUCING SECURITY
ADR  AMERICAN DEPOSITARY RECEIPT
 CL  CLASS
HKD  HONG KONG DOLLAR

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               TS&W INTERNATIONAL
                                                              EQUITY PORTFOLIO
                                                              OCTOBER 31, 2004

--------------------------------------------------------------------------------

At October 31, 2004 sector diversification of the Portfolio was as follows (unaudited):

                                                          % OF
SECTOR DIVERSIFICATION                                 NET ASSETS       VALUE
----------------------                                 ----------   ------------
FOREIGN COMMON STOCK
Banks ..............................................       8.3%     $ 4,860,671
Automotive .........................................       6.2        3,649,932
Insurance ..........................................       5.0        2,979,378
Financial Services .................................       4.7        2,766,670
Electrical Services ................................       4.7        2,750,638
Specialty Machinery ................................       4.5        2,666,185
Drugs ..............................................       4.4        2,554,459
Telephones & Telecommunications ....................       4.3        2,497,927
Communications Equipment ...........................       4.2        2,458,314
Petroleum & Fuel Products ..........................       3.9        2,253,438
Food, Beverage & Tobacco ...........................       3.8        2,248,873
Petroleum Exploration ..............................       3.6        2,101,400
Consumer Products ..................................       3.5        2,046,861
Paper & Paper Products .............................       2.7        1,597,653
Metals & Mining ....................................       2.1        1,216,186
Retail .............................................       2.0        1,160,480
Petroleum Refining .................................       1.9        1,112,575
Railroads ..........................................       1.9        1,101,516
Commercial Banks ...................................       1.7          990,243
Transportation Services ............................       1.7          974,441
Professional Services ..............................       1.7          969,728
Miscellaneous Business Services ....................       1.7          955,594
Wholesalers ........................................       1.6          922,405
Semi Conductors ....................................       1.6          922,121
Computers & Services ...............................       1.6          917,272
Building & Construction ............................       1.5          907,744
Health Care ........................................       1.5          881,336
Machinery ..........................................       1.5          880,963
Office Furniture & Fixtures ........................       1.5          876,354
Specialty Construction .............................       1.5          874,659
Securities Brokerage/Dealers .......................       1.5          864,168
Wholesale ..........................................       1.2          691,936
Printing & Publishing ..............................       1.1          636,444
                                                         -----      -----------
TOTAL FOREIGN COMMON STOCK .........................      94.6       55,288,564
REGISTERED INVESTMENT COMPANY ......................       3.2        1,848,966
REPURCHASE AGREEMENT ...............................       2.4        1,382,052
                                                         -----      -----------
TOTAL INVESTMENTS ..................................     100.2       58,519,582
TOTAL OTHER ASSETS AND LIABILITIES .................      (0.2)         (89,913)
                                                         -----      -----------
TOTAL NET ASSETS ...................................     100.0%     $58,429,669
                                                         =====      ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS
                                                             FOR THE YEAR ENDED
                                                             OCTOBER 31, 2004

--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS

                                                             FIXED     INTERNATIONAL
                                               EQUITY       INCOME         EQUITY
                                              PORTFOLIO    PORTFOLIO     PORTFOLIO
                                             ----------   ----------   -------------
INVESTMENT INCOME
Dividends ................................   $  959,151   $       --    $1,761,069
Interest .................................       10,541    1,333,841        15,842
Less: Foreign Taxes Withheld .............       (4,583)          --      (239,771)
                                             ----------   ----------    ----------
   TOTAL INCOME ..........................      965,109    1,333,841     1,537,140
                                             ----------   ----------    ----------
EXPENSES
Investment Advisory Fees .................      348,541      141,365       683,698
Administration Fees ......................      111,276       75,184       163,540
Transfer Agent Fees ......................       39,098       32,877        45,159
Audit Fees ...............................       15,833       14,940        15,539
Filing and Registration Fees .............       14,536       14,657        15,563
Legal Fees ...............................       10,482        5,933        22,334
Printing Fees ............................        9,940        2,504        14,040
Shareholder Servicing Fees ...............        8,590        6,473        10,392
Custodian Fees ...........................        4,379        2,761        45,639
Trustees' Fees ...........................        4,156        2,386         7,400
Other Expenses ...........................        1,836        8,508         5,878
                                             ----------   ----------    ----------
   NET EXPENSES ..........................      568,667      307,588     1,029,182
                                             ----------   ----------    ----------
NET INVESTMENT INCOME ....................      396,442    1,026,253       507,958
                                             ----------   ----------    ----------
NET REALIZED GAIN (LOSS) ON:
   Investments ...........................    3,063,237      471,688     3,858,066
   Foreign Currency Transactions .........           --           --      (127,387)
                                             ----------   ----------    ----------
NET REALIZED GAIN ON INVESTMENTS AND
   FOREIGN CURRENCY TRANSACTIONS .........    3,063,237      471,688     3,730,679
                                             ----------   ----------    ----------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION) ON:
   Investments ...........................    2,755,926      (59,790)    2,816,245
   Foreign Currency Transactions .........           --           --       (12,952)
                                             ----------   ----------    ----------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION) ........................    2,755,926      (59,790)    2,803,293
                                             ----------   ----------    ----------
NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS AND FOREIGN CURRENCY ...    5,819,163      411,898     6,533,972
                                             ----------   ----------    ----------
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS ............................   $6,215,605   $1,438,151    $7,041,930
                                             ==========   ==========    ==========

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR ROUND TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            TS&W EQUITY PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                     YEAR ENDED     YEAR ENDED
                                                     OCTOBER 31,    OCTOBER 31,
                                                        2004           2003
                                                     -----------   ------------
OPERATIONS:
   Net Investment Income .........................   $   396,442   $    379,734
   Net Realized Gain (Loss) on Investments .......     3,063,237     (1,238,023)
   Net Change in Unrealized Appreciation on
      Investments ................................     2,755,926      9,619,924
                                                     -----------   ------------
   NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS ............................     6,215,605      8,761,635
                                                     -----------   ------------
DIVIDENDS:
   Net Investment Income .........................      (382,077)      (368,133)
                                                     -----------   ------------
CAPITAL SHARE TRANSACTIONS:
   Issued ........................................     5,590,304      3,514,862
   In Lieu of Cash Distributions .................       368,503        357,382
   Redeemed ......................................    (8,294,294)   (12,364,025)
                                                     -----------   ------------
   NET DECREASE IN NET ASSETS FROM CAPITAL
      SHARE TRANSACTIONS .........................    (2,335,487)    (8,491,781)
                                                     -----------   ------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS .......     3,498,041        (98,279)
                                                     -----------   ------------
NET ASSETS:
   Beginning of Year .............................    43,637,353     43,735,632
                                                     -----------   ------------
   End of Year (including undistributed net
      investment income of $25,966 and $11,601,
      respectively) ..............................   $47,135,394   $ 43,637,353
                                                     ===========   ============
SHARE TRANSACTIONS:
   Issued ........................................       501,095        387,821
   In Lieu of Cash Distributions .................        33,137         38,475
   Redeemed ......................................      (744,102)    (1,297,960)
                                                     -----------   ------------
NET DECREASE IN SHARES OUTSTANDING FROM SHARE
   TRANSACTIONS ..................................      (209,870)      (871,664)
                                                     ===========   ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                TS&W FIXED INCOME
                                                               PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                     YEAR ENDED     YEAR ENDED
                                                     OCTOBER 31,    OCTOBER 31,
                                                        2004           2003
                                                     -----------   ------------
OPERATIONS:
   Net Investment Income .........................   $ 1,026,253   $  1,238,767
   Net Realized Gain on Investments ..............       471,688      1,107,957
   Net Change in Unrealized Depreciation on
      Investments ................................       (59,790)      (950,225)
                                                     -----------   ------------
   NET INCREASE IN NET ASSETS RESULTING FROM
      OPERATIONS .................................     1,438,151      1,396,499
                                                     -----------   ------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income .........................    (1,040,193)    (1,296,749)
   Net Realized Gain .............................    (1,049,600)      (768,626)
                                                     -----------   ------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS .............    (2,089,793)    (2,065,375)
                                                     -----------   ------------
CAPITAL SHARE TRANSACTIONS:
   Issued ........................................     4,050,045      5,433,318
   In Lieu of Cash Distributions .................     2,151,231      1,915,403
   Redeemed ......................................    (7,461,523)   (13,115,142)
                                                     -----------   ------------
   NET DECREASE IN NET ASSETS FROM CAPITAL
      SHARE TRANSACTIONS .........................    (1,260,247)    (5,766,421)
                                                     -----------   ------------
      TOTAL DECREASE IN NET ASSETS ...............    (1,911,889)    (6,435,297)
                                                     -----------   ------------
NET ASSETS:
   Beginning of Year .............................    31,776,220     38,211,517
                                                     -----------   ------------
   End of Year (including undistributed
      (distributions in excess of) net
      investment income of $743 and ($18,898),
      respectively) ..............................   $29,864,331   $ 31,776,220
                                                     ===========   ============
SHARE TRANSACTIONS:
   Issued ........................................       391,049        501,495
   In Lieu of Cash Distributions .................       207,709        178,955
   Redeemed ......................................      (720,620)    (1,225,259)
                                                     -----------   ------------
   NET DECREASE IN SHARES OUTSTANDING FROM
      SHARE TRANSACTIONS .........................      (121,862)      (544,809)
                                                     ===========   ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               TS&W INTERNATIONAL
                                                              EQUITY PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                     YEAR ENDED     YEAR ENDED
                                                     OCTOBER 31,    OCTOBER 31,
                                                        2004           2003
                                                    ------------   ------------
OPERATIONS:
   Net Investment Income ........................   $    507,958   $    521,082
   Net Realized Gain (Loss) on Investments
      and Foreign Currency Transactions .........      3,730,679     (5,595,337)
   Net Change in Unrealized Appreciation on
      Investments and Foreign Currency
      Transactions ..............................      2,803,293     18,327,071
                                                    ------------   ------------
   NET INCREASE IN NET ASSETS RESULTING FROM
      OPERATIONS ................................      7,041,930     13,252,816
                                                    ------------   ------------
DIVIDENDS:
   Net Investment Income ........................       (453,743)      (134,769)
                                                    ------------   ------------
CAPITAL SHARE TRANSACTIONS:
   Issued .......................................      2,384,577      3,041,050
   In Lieu of Cash Distributions ................        446,302        131,902
   Redemption Fees -- Note 2 ....................          8,461          7,981
   Redeemed .....................................    (17,261,783)   (13,689,654)
                                                    ------------   ------------
   NET DECREASE IN NET ASSETS FROM CAPITAL
      SHARE TRANSACTIONS ........................    (14,422,443)   (10,508,721)
                                                    ------------   ------------
      TOTAL INCREASE (DECREASE) IN NET ASSETS ...     (7,834,256)     2,609,326
                                                    ------------   ------------
NET ASSETS:
   Beginning of Year ............................     66,263,925     63,654,599
                                                    ------------   ------------
   End of Year (including undistributed net
      investment income of $380,405 and
      $453,576, respectively) ...................   $ 58,429,669   $ 66,263,925
                                                    ============   ============
SHARE TRANSACTIONS:
   Issued .......................................        189,335        323,503
   In Lieu of Cash Distributions ................         36,884         14,337
   Redeemed .....................................     (1,374,748)    (1,505,900)
                                                    ------------   ------------
   NET DECREASE IN SHARES OUTSTANDING FROM
      SHARE TRANSACTIONS ........................     (1,148,529)    (1,168,060)
                                                    ============   ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            TS&W EQUITY PORTFOLIO

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                                    FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                             YEARS ENDED OCTOBER 31,
                                              ---------------------------------------------------
                                                2004        2003    2002(1)      2001       2000
                                              -------     -------   -------    -------    -------
Net Asset Value,
   Beginning of Year ......................   $ 10.40     $  8.63   $ 11.05    $ 13.99    $ 15.42
                                              -------     -------   -------    -------    -------
Income from Operations
   Net Investment Income ..................      0.10(2)     0.08      0.07       0.08       0.14
   Net Realized and
      Unrealized Gain (Loss) ..............      1.41(2)     1.77     (2.17)     (1.16)      0.07
                                              -------     -------   -------    -------    -------
Total from Operations .....................      1.51        1.85     (2.10)     (1.08)      0.21
                                              -------     -------   -------    -------    -------
Dividends and Distributions:
   Net Investment Income ..................     (0.09)      (0.08)    (0.07)     (0.11)     (0.13)
   Net Realized Gain ......................        --          --     (0.25)     (1.75)     (1.51)
                                              -------     -------   -------    -------    -------
      Total Dividends and Distributions ...     (0.09)      (0.08)    (0.32)     (1.86)     (1.64)
                                              -------     -------   -------    -------    -------
Net Asset Value, End of Year ..............   $ 11.82     $ 10.40   $  8.63    $ 11.05    $ 13.99
                                              =======     =======   =======    =======    =======
TOTAL RETURN+ .............................     14.60%      21.49%   (19.68)%    (8.79)%     1.83%
                                              =======     =======   =======    =======    =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Year
   (Thousands) ............................   $47,135     $43,637   $43,736    $57,890    $70,196
Ratio of Expenses to
   Average Net Assets .....................      1.22%       1.24%     1.22%      1.19%      1.06%
Ratio of Net Investment Income
   to Average Net Assets ..................      0.85%       0.84%     0.62%      0.63%      0.99%
Portfolio Turnover Rate ...................        31%         50%       33%        42%        42%

 +  RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO
    DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND TS&W EQUITY PORTFOLIO ACQUIRED THE ASSETS
    AND LIABILITIES OF THE UAM TS&W EQUITY PORTFOLIO, A SERIES OF THE UAM FUNDS, INC. THE
    OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND TS&W EQUITY PORTFOLIO PRIOR TO THE ACQUISITION
    WERE THOSE OF THE PREDECESSOR FUND, THE UAM TS&W EQUITY PORTFOLIO.

(2) PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE YEAR.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR ROUND TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                TS&W FIXED INCOME
                                                               PORTFOLIO

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
                                                SELECTED PER SHARE DATA & RATIOS
                                    FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                             YEARS ENDED OCTOBER 31,
                                              --------------------------------------------------
                                                2004        2003    2002(1)      2001      2000
                                              -------     -------   -------    -------   -------
Net Asset Value,
   Beginning of Year ......................   $ 10.63     $ 10.81   $ 10.81    $ 10.09   $ 10.07
                                              -------     -------   -------    -------   -------
Income from Operations
   Net Investment Income ..................      0.34(2)     0.38      0.47       0.58      0.59
   Net Realized and Unrealized
      Gain ................................      0.14(2)     0.04      0.01+      0.72      0.02+
                                              -------     -------   -------    -------   -------
Total from Operations .....................      0.48        0.42      0.48       1.30      0.61
                                              -------     -------   -------    -------   -------
Dividends and Distributions:
   Net Investment Income ..................     (0.34)      (0.38)    (0.48)     (0.58)    (0.59)
   Net Realized Gain ......................     (0.35)      (0.22)       --         --        --
                                              -------     -------   -------    -------   -------
      Total Dividends and Distributions ...     (0.69)      (0.60)    (0.48)     (0.58)    (0.59)
                                              -------     -------   -------    -------   -------
Net Asset Value, End of Year ..............   $ 10.42     $ 10.63   $ 10.81    $ 10.81   $ 10.09
                                              =======     =======   =======    =======   =======
TOTAL RETURN++ ............................      4.77%       3.94%     4.66%     13.21%     6.27%
                                              =======     =======   =======    =======   =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Year
   (Thousands) ............................   $29,864     $31,776   $38,212    $46,197   $52,774
Ratio of Expenses to
   Average Net Assets .....................      0.98%       0.98%     1.03%      0.88%     0.81%
Ratio of Net Investment Income
   to Average Net Assets ..................      3.27%       3.36%     4.49%*     5.56%     5.93%
Portfolio Turnover Rate ...................        89%         88%       42%        36%       38%

 +  THE AMOUNTS SHOWN FOR THE YEARS ENDED OCTOBER 31, 2002 AND OCTOBER 31, 2000 FOR A SHARE
    OUTSTANDING THROUGHOUT THE PERIOD DO NOT ACCORD WITH AGGREGATE NET LOSSES ON INVESTMENTS FOR
    THOSE PERIODS BECAUSE OF THE SALES AND REPURCHASES OF THE PORTFOLIO SHARES IN RELATION TO
    FLUCTUATING MARKET VALUE OF THE INVESTMENTS OF THE PORTFOLIO.

++  RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO
    DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

 *  THE RECLASSIFICATION OF PAYDOWN GAINS AND LOSSES HAD NO PER SHARE EFFECT. THE PORTFOLIO'S
    RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE BEEN 3.45% WITH THE
    RECLASSIFICATION OF PAYDOWN GAINS AND LOSSES FOR THE YEAR ENDED OCTOBER 31, 2002. RATIOS FOR
    PRIOR PERIODS HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE.

(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND TS&W FIXED INCOME PORTFOLIO ACQUIRED THE
    ASSETS AND LIABILITIES OF THE UAM TS&W FIXED INCOME PORTFOLIO, A SERIES OF THE UAM FUNDS, INC.
    THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND TS&W FIXED INCOME PORTFOLIO PRIOR TO THE
    ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM TS&W FIXED INCOME PORTFOLIO.

(2) PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE YEAR.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR ROUND TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               TS&W INTERNATIONAL
                                                              EQUITY PORTFOLIO

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                                    FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                             YEARS ENDED OCTOBER 31,
                                              ---------------------------------------------------
                                                2004        2003    2002(1)      2001      2000
                                              -------     -------   -------    -------   --------
Net Asset Value,
   Beginning of Year ......................   $ 11.66     $  9.29   $ 10.68    $ 19.80   $  20.17
                                              -------     -------   -------    -------   --------
Income from Operations
   Net Investment Income ..................      0.09(2)     0.08      0.04       0.05       0.02
   Net Realized and Unrealized
      Gain (Loss) .........................      1.21(2)     2.31     (1.40)     (4.72)      1.50
                                              -------     -------   -------    -------   --------
Total from Operations .....................      1.30        2.39     (1.36)     (4.67)      1.52
                                              -------     -------   -------    -------   --------
Redemption Fees ...........................        --+         --+       --+      0.01       0.05
                                              -------     -------   -------    -------   --------
Dividends and Distributions:
   Net Investment Income ..................     (0.08)      (0.02)    (0.03)     (0.04)     (0.08)
   Net Realized Gain ......................        --          --        --      (4.42)     (1.86)
                                              -------     -------   -------    -------   --------
      Total Dividends and Distributions ...     (0.08)      (0.02)    (0.03)     (4.46)     (1.94)
                                              -------     -------   -------    -------   --------
Net Asset Value, End of Year ..............   $ 12.88     $ 11.66   $  9.29    $ 10.68   $  19.80
                                              =======     =======   =======    =======   ========
TOTAL RETURN++ ............................     11.21%      25.78%   (12.78)%   (29.81)%     7.16%
                                              =======     =======   =======    =======   ========

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Year
   (Thousands) ............................   $58,430     $66,264   $63,655    $80,171   $115,479
Ratio of Expenses to
   Average Net Assets .....................      1.51%       1.51%     1.45%      1.43%      1.36%
Ratio of Net Investment Income
   to Average Net Assets ..................      0.74%       0.87%     0.33%      0.35%      0.08%
 Portfolio Turnover Rate ..................        20%         12%       22%        26%        26%

 +  AMOUNT WAS LESS THAN $0.01 PER SHARE.

++  RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO
    DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND TS&W INTERNATIONAL EQUITY PORTFOLIO ACQUIRED
    THE ASSETS AND LIABILITIES OF THE UAM TS&W INTERNATIONAL EQUITY PORTFOLIO, A SERIES OF THE UAM
    FUNDS, INC. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND TS&W INTERNATIONAL EQUITY
    PORTFOLIO PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM TS&W
    INTERNATIONAL EQUITY PORTFOLIO.

(2) PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE YEAR.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR ROUND TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended as an open-end management investment company with 43 portfolios. The financial statements herein are those of the TS&W Equity Portfolio, TS&W Fixed Income Portfolio and TS&W International Equity Portfolio (the "Portfolios"). The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. The Portfolios' prospectus provides a description of the Portfolios' investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the Significant Accounting Policies followed by the Portfolios.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to

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THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

     identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Portfolios are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Portfolios seek to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Portfolios' Board of Trustees (the "Board"). The Portfolios' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

     For securities in the International Equity Portfolio that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Portfolio calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Portfolio calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Portfolio calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Portfolio becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Portfolio calculates net asset value, it may request that a Committee Meeting be called. In addition, the Portfolios' administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may


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THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

     be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the International Equity Portfolio calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for the International Equity Portfolio that such limits have been exceeded. In such event, the adviser or sub-adviser makes the determination whether a Committee Meeting should be called based on the information provided.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized using the scientific interest method, which approximates the effective interest method.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Portfolios have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the TS&W International Equity Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The TS&W International Equity Portfolio does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the TS&W International Equity Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The TS&W International Equity Portfolio may enter into forward foreign currency exchange contracts to hedge the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the TS&W International Equity Portfolio as unrealized gain or loss. The TS&W International Equity Portfolio recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. At October 31, 2004 there were no open forward foreign currency exchange contracts.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed to a portfolio or share class are apportioned among the Portfolios of the Trust based on the number of Portfolios and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The TS&W Equity Portfolio distributes substantially all of its net investment income, if any, quarterly. The TS&W Fixed Income Portfolio declares all of its net investment income, if any, daily and distributes it monthly. The TS&W International Equity Portfolio distributes substantially all of its net investment income annually. Any net realized capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.

     OTHER -- The TS&W International Equity Portfolio retains a redemption fee of 1.00% on redemptions of capital shares held for less than 90 days. For the year ended October 31, 2004 there were $8,461 in redemption fees retained.

3.   TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the
"Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

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THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

4.   ADMINISTRATION, SHAREHOLDER SERVICING, DISTRIBUTION AND TRANSFER AGENT
     AGREEMENTS:

The Portfolios and the Administrator, a wholly-owned subsidiary of SEI Investments Company, are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, plus $75,000 per additional portfolio, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Portfolios' average daily net assets. For the year ended October 31, 2004, the Administrator was paid 0.24% on the Portfolio's average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Portfolios for providing a variety of services, including record keeping and transaction processing. Such fees were based on the assets of the Portfolios that were serviced by the financial representative.

DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Portfolios under a transfer agency agreement.

5.   INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

Under the terms of an investment advisory agreement, Thompson, Siegel & Walmsley, Inc. (the "Adviser "), an affiliate of Old Mutual (US) Holdings Inc., provides investment advisory services to the Portfolios at a fee calculated at an annual rate of the average daily net assets for the month, as follows.

TS&W PORTFOLIOS                                              RATE
---------------                                              ----
Equity ...................................................   0.75%
Fixed Income .............................................   0.45%
International Equity .....................................   1.00%

For each Portfolio, the Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolios total annual operating expenses from exceeding 1.50%, 1.25%, and 1.75% of the average daily net assets of TS&W Equity Portfolio, TS&W Fixed Income Portfolio, and TS&W International Equity Portfolio, respectively.

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

Union Bank of California, N.A. acts as Custodian (the "Custodian") for the Portfolios. The Custodian plays no role in determining the investment policies of the Portfolios or which securities are to be purchased or sold by the Portfolios.

6.   INVESTMENT TRANSACTIONS:

For the year ended October 31, 2004, the purchases and sales and maturities of investment securities other than long-term U.S. Government and short-term securities were:

                                                                      SALES AND
TS&W PORTFOLIOS                                         PURCHASES     MATURITIES
---------------                                        -----------   -----------
Equity .............................................   $14,024,050   $18,166,588
Fixed Income .......................................    14,378,106    17,285,086
International Equity ...............................    13,382,712    28,236,580

Purchases and sales and maturities of long-term U.S. Government securities were $12,116,899 and $11,703,074, respectively for the TS&W Fixed Income Portfolio. There were no purchases or sales and maturities of long-term U.S. Government securities for the TS&W Equity Portfolio or the TS&W International Equity Portfolio.

7.   FEDERAL TAX INFORMATION:

It is each Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision of Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for foreign currency transactions and a reclass of distributions.

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital. The differences are primarily due to a reclass of distributions between ordinary and short-term capital gains, GNMA paydowns and foreign currency gains or losses for tax purposes.


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

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

Permanent book and tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights. Accordingly, the following permanent differences have been reclassified to/from the following accounts as of October 31, 2004:

                                              UNDISTRIBUTED   ACCUMULATED
                                             NET INVESTMENT     REALIZED
TS&W PORTFOLIOS                               INCOME/(LOSS)   GAIN/(LOSS)
---------------                              --------------   -----------
Fixed Income .............................     $  33,581       $(33,581)
International Equity .....................      (127,386)       127,386

These reclassifications have no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared during the last two years were as follows:

                                              ORDINARY      LONG-TERM
TS&W PORTFOLIOS                                INCOME     CAPITAL GAIN      TOTAL
---------------                              ----------   ------------   ----------
Equity
   2004 ..................................   $  382,077     $     --     $  382,077
   2003 ..................................      368,133           --        368,133

Fixed Income
   2004 ..................................    1,164,660      925,133      2,089,793
   2003 ..................................    1,484,161      581,214      2,065,375

International Equity
   2004 ..................................      453,743           --        453,743
   2003 ..................................      134,769           --        134,769

As of October 31, 2004, the components of Distributable Earnings were as follows:

                                                           TS&W PORTFOLIOS
                                             ------------------------------------------
                                                                          INTERNATIONAL
                                                EQUITY     FIXED INCOME       EQUITY
                                             -----------   ------------   -------------
Undistributed Ordinary Income ............   $    25,966     $ 85,873      $   380,405
Undistributed Long-Term Capital Gain .....            --      438,153               --
Capital Loss Carryforwards ...............    (3,194,123)          --       (4,899,856)
Unrealized Appreciation ..................     7,581,140      348,162        6,711,435
Other Temporary Differences ..............            --      (85,130)              --
                                             -----------     --------      -----------
Total Distributable Earnings .............   $ 4,412,983     $787,058      $ 2,191,984
                                             ===========     ========      ===========


                                       39

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THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

For Federal income tax purposes, capital carryforwards represent realized losses of the Portfolios that may be carried forward for a maximum of eight years and applied against future capital gains as follows:

                                                       TOTAL CAPITAL
                                                            LOSS
                               EXPIRES      EXPIRES     CARRYFORWARD
TS&W PORTFOLIOS                 2011         2010         10/31/04
---------------              ----------   ----------   -------------
Equity ...................   $1,287,958   $1,906,165     $3,194,123
International Equity .....    4,899,856           --      4,899,856

During the year ended October 31, 2004, TS&W Equity Portfolio and TS&W International Equity Portfolio utilized $2,911,775 and $3,858,066, respectively, of capital loss carryforwards to offset capital gains.

For Federal income tax purposes, the cost of securities owned at October 31, 2004 and the net realized gains or losses on securities sold for the year then ended were different from the amounts reported for financial reporting purposes due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Portfolios at October 31, 2004 were as follows:

                                           AGGREGATE GROSS   AGGREGATE GROSS
                               FEDERAL        UNREALIZED        UNREALIZED     NET UNREALIZED
TS&W PORTFOLIOS                TAX COST      APPRECIATION      DEPRECIATION     APPRECIATION
---------------              -----------   ---------------   ---------------   --------------
Equity ...................   $39,697,066     $ 8,243,230       $  (662,090)      $7,581,140
Fixed Income .............    29,429,507         424,286           (76,124)         348,162
International Equity .....    51,816,805      12,111,106        (5,408,329)       6,702,777

8.   CONCENTRATION OF RISK:

At October 31, 2004, the net assets of the TS&W International Equity Portfolio were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

When the TS&W International Equity Portfolio invests in foreign securities, it will be subject to risks not typically associated with domestic securities. Although ADRs and GDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the TS&W International Equity Portfolio to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.

The TS&W International Equity Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains realized or repatriated. The TS&W International Equity Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned.

9.   OTHER:

At October 31, 2004, the percentage of total shares outstanding held by shareholders for each Portfolio, which comprised of an omnibus account that was held on behalf of several individual shareholders was as follows:

                                                           NO. OF          %
TS&W PORTFOLIOS                                         SHAREHOLDERS   OWNERSHIP
---------------                                         ------------   ---------
Equity ..............................................         1           23%
Fixed Income ........................................         1           22%
International Equity ................................         2           26%

In the normal course of business, the Portfolios enter into contracts that provide general indemnifications. The Portfolios' maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.


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THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of
The Advisors' Inner Circle Fund and Shareholders of
TS&W Equity Portfolio
TS&W Fixed Income Portfolio
TS&W International Equity Portfolio

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the TS&W Equity Portfolio, TS&W Fixed Income Portfolio and TS&W International Equity Portfolio (three of the portfolios constituting the Advisors' Inner Circle Fund, hereafter referred to as the "Trust") at October 31, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 23, 2004

                       This page intentionally left blank.

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Trust as that

                                                                      TERM OF
                                                POSITION(S)         OFFICE AND
             NAME, ADDRESS,                      HELD WITH           LENGTH OF
                 AGE(1)                          THE TRUST        TIME SERVED(2)
--------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS

JOHN T. COONEY                                    Trustee          (Since 1993)
77 yrs. old

--------------------------------------------------------------------------------
ROBERT A. PATTERSON                               Trustee          (Since 1993)
87 yrs. old

--------------------------------------------------------------------------------
EUGENE B. PETERS                                  Trustee          (Since 1993)
75 yrs. old

--------------------------------------------------------------------------------
JAMES M. STOREY                                   Trustee          (Since 1994)
73 yrs. old

--------------------------------------------------------------------------------
(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-866-4TSW-FUN. The following chart lists Trustees and Officers as of November 16, 2004.

                                                        NUMBER OF
                                                       PORTFOLIOS
                                                    IN THE ADVISORS'
                                                   INNER CIRCLE FUND
             PRINCIPAL OCCUPATION(S)               OVERSEEN BY BOARD              OTHER DIRECTORSHIPS
              DURING PAST 5 YEARS                        MEMBER                 HELD BY BOARD MEMBER(3)
-------------------------------------------------------------------------------------------------------------
Vice Chairman of Ameritrust Texas N.A.,                    43          Trustee of The Advisors' Inner
1989-1992, and MTrust Corp., 1985-1989.                                Circle Fund II, The MDL Funds,
                                                                       and The Expedition Funds.
-------------------------------------------------------------------------------------------------------------
Pennsylvania State University, Senior Vice                 43          Member and Treasurer, Board of
President, Treasurer (Emeritus); Financial                             Trustees of Grove City College.
and Investment Consultant, Professor of                                Trustee of The Advisors' Inner
Transportation since 1984; Vice President-                             Circle Fund II, The MDL Funds,
Investments, Treasurer, Senior Vice President                          and The Expedition Funds.
(Emeritus), 1982-1984. Director,
Pennsylvania Research Corp.
-------------------------------------------------------------------------------------------------------------
Private investor from 1987 to present. Vice                43          Trustee of The Advisors' Inner
President and Chief Financial officer, Western                         Circle Fund II, The MDL Funds,
Company of North America (petroleum ser-                               and The Expedition Funds.
vice company), 1980-1986. President of Gene
Peters and Associates (import company),
1978-1980. President and Chief Executive
Officer of Jos. Schlitz Brewing Company
before 1978.
-------------------------------------------------------------------------------------------------------------
Attorney, solo practitioner since 1994. Partner,           43          Trustee of The Advisors' Inner
Dechert (law firm), September 1987-                                    Circle Fund II, The MDL Funds,
December 1993.                                                         The Expedition Funds, State Street
                                                                       Research Funds, Massachusetts
                                                                       Health and Education Tax-Exempt
                                                                       Trust, SEI Asset Allocation Trust,
                                                                       SEI Daily Income Trust, SEI Index
                                                                       Funds, SEI Institutional International
                                                                       Trust, SEI Institutional Investments
                                                                       Trust, SEI Institutional Managed
                                                                       Trust, SEI Liquid Asset Trust and
                                                                       SEI Tax Exempt Trust.
-------------------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                             THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                      TERM OF
                                                 POSITION(S)        OFFICE AND
               NAME, ADDRESS,                     HELD WITH          LENGTH OF
                   AGE(1)                         THE TRUST       TIME SERVED(2)
--------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)

GEORGE J. SULLIVAN, JR.                           Trustee          (Since 1999)
62 yrs. old

--------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS

ROBERT A. NESHER                                  Chairman         (Since 1991)
58 yrs. old                                     of the Board
                                                 of Trustees
--------------------------------------------------------------------------------

(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

                                                    NUMBER OF
                                                    PORTFOLIOS
                                                 IN THE ADVISORS'
                                                INNER CIRCLE FUND
           PRINCIPAL OCCUPATION(S)              OVERSEEN BY BOARD             OTHER DIRECTORSHIPS
             DURING PAST 5 YEARS                      MEMBER                HELD BY BOARD MEMBER(3)
----------------------------------------------------------------------------------------------------------
Chief Executive Officer, Newfound                       43          Trustee, State Street Navigator
Consultants, Inc. since April 1997. General                         Securities Lending Trust, since 1995.
Partner, Teton Partners, L.P., June 1991-                           Trustee of The Advisors' Inner Circle
December 1996; Chief Financial Officer,                             Fund II, The MDL Funds, The
Nobel Partners, L.P., March 1991-December                           Expedition Funds, SEI Asset
1996; Treasurer and Clerk, Peak Asset                               Allocation Trust, SEI Daily Income
Management, Inc., since 1991.                                       Trust, SEI Index Funds, SEI
                                                                    Institutional International Trust,
                                                                    SEI Institutional Managed Trust, SEI
                                                                    Liquid Asset Trust, SEI Tax Exempt
                                                                    Trust, SEI Absolute Return Master
                                                                    Fund, L.P., SEI Opportunity Master
                                                                    Fund, L.P., SEI Absolute Return Fund,
                                                                    L.P. and SEI Opportunity Fund, L.P.
----------------------------------------------------------------------------------------------------------

Currently performs various services on behalf           43          Trustee of The Advisors' Inner Circle
of SEI Investments for which Mr. Nesher is                          Fund II, Bishop Street Funds, The
compensated. Executive Vice President of SEI                        Expedition Funds, The MDL Funds,
Investments, 1986-1994. Director and                                SEI Asset Allocation Trust, SEI Daily
Executive Vice President of the Administrator                       Income Trust, SEI Index Funds, SEI
and the Distributor, 1981-1994.                                     Institutional International Trust, SEI
                                                                    Institutional Investments Trust, SEI
                                                                    Institutional Managed Trust, SEI
                                                                    Liquid Asset Trust, SEI Tax Exempt
                                                                    Trust, SEI Opportunity Master Fund,
                                                                    L.P., SEI Opportunity Fund, L.P., SEI
                                                                    Absolute Return Master Fund, L.P.,
                                                                    SEI Absolute Return Fund, L.P., SEI
                                                                    Global Master Fund, PLC, SEI
                                                                    Global Assets Fund, PLC, SEI Global
                                                                    Investments Fund, PLC and SEI
                                                                    Investments Global, Limited.
----------------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                      TERM OF
                                                POSITION(S)         OFFICE AND
             NAME, ADDRESS,                      HELD WITH           LENGTH OF
                 AGE(1)                          THE TRUST        TIME SERVED(2)
--------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS (CONTINUED)

WILLIAM M. DORAN                                  Trustee          (Since 1992)
1701 Market Street,
Philadelphia, PA 19103
64 yrs. old

--------------------------------------------------------------------------------
OFFICERS

JAMES F. VOLK, CPA                               President         (Since 2003)
42 yrs. old

--------------------------------------------------------------------------------
PETER GOLDEN                               Controller and Chief    (Since 2004)
40 yrs. old                                  Financial Officer

--------------------------------------------------------------------------------
WILLIAM E. ZITELLI                           Chief Compliance      (Since 2004)
36 yrs. old                                       Officer

--------------------------------------------------------------------------------
(1) The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS

-------------------------------------------------------------------------------------------------------------
                                                        NUMBER OF
                                                       PORTFOLIOS
                                                    IN THE ADVISORS'
                                                   INNER CIRCLE FUND             OTHER DIRECTORSHIPS
             PRINCIPAL OCCUPATION(S)               OVERSEEN BY BOARD                 HELD BY BOARD
              DURING PAST 5 YEARS                    MEMBER/OFFICER               MEMBER/OFFICER(3)
-------------------------------------------------------------------------------------------------------------
Self-employed consultant since 2003. Partner,             43           Director of SEI Investments Company
Morgan, Lewis & Bockius LLP (law firm), counsel                        and SEI Investments Distribution Co.,
to the Trust, SEI Investments, the Administrator                       Trustee of The Advisors' Inner Circle
and the Distributor from 1976-2003. Director of                        Fund II, The MDL Funds, The Expedition
Distributor since 2003. Director of SEI                                Funds, SEI Asset Allocation Trust, SEI
Investments 1974 to 2003; Secretary of SEI                             Daily Income Trust, SEI Index Funds,
Investments since 1978.                                                SEI Institutional International Trust,
                                                                       SEI Institutional Investments Trust,
                                                                       SEI Institutional Managed Trust, SEI
                                                                       Liquid Asset Trust and SEI Tax Exempt
                                                                       Trust.
-------------------------------------------------------------------------------------------------------------

Senior Operations Officer, SEI Investments, Fund          N/A                            N/A
Accounting and Administration since 1996;
Assistant Chief Accountant for the U.S.
Securities and Exchange Commission from
1993-1996.
-------------------------------------------------------------------------------------------------------------

Director, SEI Investments, Fund Accounting and            N/A                            N/A
Administration since June 2001. From March 2000
to 2001, Vice President of Funds Administration
for J.P. Morgan Chase & Co. From 1997 to 2000,
Vice President of Pension and Mutual Fund
Accounting for Chase Manhattan Bank.

-------------------------------------------------------------------------------------------------------------

Vice President and Assistant Secretary of SEI             N/A                            N/A
Investments Global Funds Services and SEI
Investments Distribution Co. from 2000-2004;
Vice President, Merrill Lynch & Co. Asset
Management Group from 1998-2000; Associate at
Pepper Hamilton LLP from 1997-1998.

-------------------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                     TERM OF
                                                POSITION(S)        OFFICE AND
             NAME, ADDRESS,                      HELD WITH          LENGTH OF
                 AGE(1)                          THE TRUST         TIME SERVED
------------------------------------------------------------------------------
OFFICERS (CONTINUED)

JAMES NDIAYE                                Vice President and    (Since 2004)
36 yrs. old                                      Secretary

------------------------------------------------------------------------------
TIMOTHY D. BARTO                            Vice President and    (Since 2000)
36 yrs. old                                 Assistant Secretary

------------------------------------------------------------------------------
JOHN MUNERA                                 Vice President and    (Since 2002)
41 yrs. old                                 Assistant Secretary

------------------------------------------------------------------------------
PHILIP T. MASTERSON                         Vice President and    (Since 2004)
40 yrs. old                                 Assistant Secretary

------------------------------------------------------------------------------
(1) The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS

-------------------------------------------------------------------------------------------------------------
                                                        NUMBER OF
                                                       PORTFOLIOS
                                                    IN THE ADVISORS'
                                                   INNER CIRCLE FUND
             PRINCIPAL OCCUPATION(S)                  OVERSEEN BY                OTHER DIRECTORSHIPS
              DURING PAST 5 YEARS                       OFFICER                    HELD BY OFFICER
-------------------------------------------------------------------------------------------------------------
Employed by SEI Investments Company since 2004.           N/A                            N/A
Vice President, Deutsche Asset Management from
2003-2004. Associate Morgan, Lewis & Bockius LLP
from 2000-2003. Counsel, Assistant Vice
President, ING Variable Annuities Group from
1999-2000.
-------------------------------------------------------------------------------------------------------------

General Counsel, Vice President and Secretary of          N/A                            N/A
SEI Investments Global Funds Services since
1999; Associate, Dechert (law firm) from
1997-1999; Associate, Richter, Miller & Finn
(law firm) from 1994-1997.
-------------------------------------------------------------------------------------------------------------

Middle Office Compliance Officer at SEI                   N/A                            N/A
Investments since 2000; Supervising Examiner at
Federal Reserve Bank of Philadelphia from
1998-2000.
-------------------------------------------------------------------------------------------------------------

Employed by SEI Investments Company since 2004.           N/A                            N/A
General Counsel, CITCO Mutual Fund Services from
2003-2004. Vice President & Assistant Counsel,
Oppenheimer Funds from 1997-2001 and Vice
President & Associate Counsel from 2001-2003.

-------------------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                          DISCLOSURE OF PORTFOLIO
                                                         EXPENSES (UNAUDITED)

--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the Portfolio's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the Portfolio's average net assets; this percentage is known as the Portfolio's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Portfolio's costs in two ways:

ACTUAL PORTFOLIO RETURN. This section helps you to estimate the actual expenses after fee waivers that your Portfolio incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Portfolio, and the "Ending Account Value" number is derived from deducting that expense cost from the Portfolio's gross investment return.

You can use this information, together with the actual amount you invested in the Portfolio, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Portfolio under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Portfolio's comparative cost by comparing the hypothetical result for your Portfolio in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Portfolio's actual return -- the account values shown may not apply to your specific investment.

THE ADVISORS' INNER CIRCLE FUND                          DISCLOSURE OF PORTFOLIO
                                                         EXPENSES (UNAUDITED)

--------------------------------------------------------------------------------

                                      BEGINNING     ENDING                  EXPENSES
                                       ACCOUNT      ACCOUNT    ANNUALIZED     PAID
                                        VALUE        VALUE       EXPENSE     DURING
                                       4/30/04     10/31/04      RATIOS      PERIOD*
------------------------------------------------------------------------------------
TS&W EQUITY PORTFOLIO
------------------------------------------------------------------------------------
ACTUAL PORTFOLIO RETURN
Institutional Shares                  $1,000.00   $ 1,067.60      1.22%       $6.34

HYPOTHETICAL 5% RETURN
Institutional Shares                   1,000.00     1,019.00      1.22         6.19
------------------------------------------------------------------------------------
TS&W FIXED INCOME PORTFOLIO
------------------------------------------------------------------------------------
ACTUAL PORTFOLIO RETURN
Institutional Shares                  $1,000.00   $ 1,035.70      1.00%       $5.12

HYPOTHETICAL 5% RETURN
Institutional Shares                   1,000.00     1,020.11      1.00         5.08
------------------------------------------------------------------------------------
TS&W INTERNATIONAL EQUITY PORTFOLIO
------------------------------------------------------------------------------------
ACTUAL PORTFOLIO RETURN
Institutional Shares                  $1,000.00   $ 1,038.70      1.50%       $7.69

HYPOTHETICAL 5% RETURN
Institutional Shares                   1,000.00     1,017.60      1.50         7.61
------------------------------------------------------------------------------------

* Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

NOTICE TO SHAREHOLDERS (UNAUDITED)

FEDERAL INCOME TAX INFORMATION

At October 31, 2004, the TS&W Equity Portfolio hereby designates $382,077 and $1,185,278, respectively, as ordinary income dividends. In addition, the TS&W Fixed Income Portfolio designates $925,132 as long-term capital gain distributions for the purpose of the dividend paid deduction on its Federal income tax return.

For the year ended October 31, 2004, the percentage of dividends that qualify for the 70% dividend received deduction for corporate shareholders for the TS&W Equity Portfolio was 100.0%.

Foreign taxes accrued during the fiscal year ended October 31, 2004, amounted to $239,771 for the TS&W International Portfolio and are expected to be passed through to shareholders as foreign tax credits on Form 1099-Dividend for the year ending December 31, 2004, which shareholders of the Portfolio will receive in late January 2005. In addition, for the year ended October 31, 2004, gross income derived from sources within foreign countries amounted to $1,590,648 for the TS&W International Equity Portfolio. For the year ended October 31, 2004, the percentage of income earned from direct Treasury obligations for TS&W Fixed Income Portfolio was 5.50%.

As created by the Jobs and Growth Tax Relief Reconciliation Act of 2003, the amount of dividend income that qualifies as "Qualifying Dividend Income" is $382,077 and $693,514 for the TS&W Equity Portfolio and the TS&W International Equity Portfolio, respectively. It is the intention for each of the Portfolios to designate the maximum amount permitted by law.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2004. Complete information will be computed and reported in conjunction with your Form 1099-DIV.

                                      NOTES

                                      NOTES

                                 TS&W PORTFOLIOS
                                 P.O. Box 219009
                              Kansas City, MO 64121
                                 1-866-4TSW-FUN

                                    ADVISER:
                       Thompson, Siegel & Walmsley, Inc.
                              5000 Monument Avenue
                            Richmond, VA 23230-0883

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

    This information must be preceded or accompanied by a current prospectus for the Portfolios described.

TSW-AR-001-0300

ITEM 2.  CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are George Sullivan and Robert Patterson and are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by KPMG LLP related to the Trust

KPMG LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:


------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2004                                                   2003
------------------ ----------------------------------------------------- -----------------------------------------------------
                    All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                    services to the   services to       and services to   services to the   services to       and services to
                    Trust that were   service           service           Trust that were   service           service
                    pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                      were pre-         did not require                     were pre-         did not require
                                      approved          pre-approval                        approved          pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (a)     Audit          $317,500            N/A               N/A            $348,000             N/A               N/A
         Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (b)     Audit-           N/A               N/A               N/A            $5,000(1)            N/A               N/A
         Related
         Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (c)     Tax              N/A               N/A               N/A               N/A               N/A               N/A
         Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (d)     All              N/A               N/A               N/A               N/A               N/A               N/A
         Other
         Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------


    Notes:
       (1) Includes fees for: Security counts pursuant to Rule 17(f)(2) for the UA S&P 500 Fund.


    Fees billed by PricewaterhouseCoopers LLP (PwC) related to the Trust

    PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2004                                                   2003
------------------ ------------------------------------------------------ -----------------------------------------------------
                    All fees and      All fees and      All other fees     All fees and      All fees and      All other fees
                    services to the   services to       and services to    services to the   services to       and services to
                    Trust that were   service           service            Trust that were   service           service
                    pre-approved      affiliates that   affiliates that    pre-approved      affiliates that   affiliates that
                                      were pre-         did not require                      were pre-         did not require
                                      approved          pre-approval                         approved          pre-approval
------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
 (a)     Audit          $251,280            N/A               N/A             $213,375             N/A               N/A
         Fees

------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
 (b)     Audit-           $0             $10,780(1)         $8,500(2)            N/A            $5,045(1)            N/A
         Related
         Fees
------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
 (c)     Tax              N/A               N/A               N/A                N/A               N/A               N/A
         Fees

------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
 (d)     All              N/A               N/A               N/A                N/A               N/A               N/A
         Other
         Fees
------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------

Notes:
    (1) Includes fees for: Agreed upon procedures related to the requirement to perform an independent audit pursuant to Section 352 of the USA PATRIOT Act for SEI.
    (2) Includes fees for: Review of N-14 and N-1A Filings related to merger of the Independence Small Cap Fund and the John Hancock Small Cap Fund.

(e)(1)  Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (KPMG):

            -------------------------- ---------------- ----------------
                                             2004             2003
            -------------------------- ---------------- ----------------
             Audit-Related Fees               0%               0%

            -------------------------- ---------------- ----------------
             Tax Fees                         0%               0%

            -------------------------- ---------------- ----------------
             All Other Fees                   0%               0%

            -------------------------- ---------------- ----------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

         ---------------------------- ---------------- ----------------
                                            2004             2003
         ---------------------------- ---------------- ----------------
          Audit-Related Fees                44%               0%

         ---------------------------- ---------------- ----------------
          Tax Fees                           0%               0%

         ---------------------------- ---------------- ----------------
          All Other Fees                     0%               0%

         ---------------------------- ---------------- ----------------

(f)     Not applicable.

(g) The aggregate non-audit fees and services billed by KPMG LLP for the last two fiscal years were $0 and $0 for 2004 and 2003, respectively.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $19,280 and $5,045 for 2004 and 2003, respectively.

(h)     Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              The Advisors' Inner Circle Fund


By (Signature and Title)*                 /s/ James F. Volk
                                          -----------------
                                          James F. Volk
                                          President

Date: December 22, 2004





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ James F. Volk
                                          -----------------
                                          James F. Volk
                                          President

Date: December 22, 2004


By (Signature and Title)*                 /s/ Peter J. Golden
                                          -------------------
                                          Peter J. Golden
                                          Controller & CFO

Date: December 22, 2004

* Print the name and title of each signing officer under his or her signature.